MERGER AND REVERSE RECAPITALIZATION - Debt Conversions (Details) - USD ($)								1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 29, 2023	Dec. 06, 2022	Dec. 05, 2022	Dec. 02, 2022	Aug. 26, 2022	Jun. 29, 2022	May 09, 2022	Nov. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Apr. 30, 2021	Jan. 31, 2020
Common Stock
Amount of loans elected to convert											$ 13,080,756
Repayments of debt										$ 75,000	75,000
Gain (loss) on extinguishment of debt									$ (192,731)	$ (192,731)	(2,597,842)
PubCo Merger
Common Stock
Maximum number of shares entitled to receive		3,000,000.0					3,000,000
ProSomnus Subordinated Debt Conversion [Member]
Common Stock
Amount of loans elected to convert			$ 6,490,000
Subordinated Loan and Security Agreement
Common Stock
Aggregate amount borrowed					$ 2,547,879
Issuance of stock (in shares)					42,464
Aggregate amount		$ 800,000		$ 800,000
Debt conversion		80,000		80,000
Debt instrument converted bonus		65,604		65,604
Number of common stock shares, called by warrants					296,456
Repayments of debt		$ 9,719,135					$ 9,719,135
Gain (loss) on extinguishment of debt											(2,405,111)
Subordinated debt											$ 0
First loan and security agreement with a lender
Common Stock
Aggregate amount borrowed													$ 3,800,000
Second loan and security agreement with a lender
Common Stock
Aggregate amount borrowed												$ 2,000,000
Convertible Bridge Loan Advance
Common Stock
Aggregate amount borrowed						$ 2,000,000
Interest rate per annum						14.00%
Additional interest rate						6.00%
Debt installment payments						$ 100,000
Proceeds from debt								$ 2,000,000
Senior Convertible Notes
Common Stock
Aggregate amount borrowed		$ 16,960,000			$ 16,960,000
Interest rate per annum		9.00%
Debt installment payments	$ 847,990
Subordinated Convertible Notes
Common Stock
Aggregate amount borrowed		$ 17,450,000
Issuance of stock (in shares)		290,244
Subordinated Convertible Notes | Prime Rate [Member]
Common Stock
Spread on interest rate		9.00%									9.00%
Convertible Bridge Notes
Common Stock
Number of days to elect to convert shares											10 days
Repayment of debt		$ 100,000
Convertible Bridge Notes | Bridge Loan Debt Conversion [Member]
Common Stock
Amount of loans elected to convert			$ 2,550,000
Convertible Bridge Notes
Common Stock
Aggregate amount borrowed					30,000,000
Subordinated convertible notes
Common Stock
Aggregate amount borrowed					$ 17,450,000
Issuance of stock (in shares)		36,469
Convertible Preferred Stock [Member]
Common Stock
Issuance of stock (in shares)		7,208,865
Series A Redeemable Convertible Preferred Stock [Member]
Common Stock
Issuance of stock (in shares)							10,029
Series B Redeemable Convertible Preferred Stock [Member]
Common Stock
Issuance of stock (in shares)											161,112
Series B Redeemable Convertible Preferred Stock [Member] | Subordinated Loan and Security Agreement
Common Stock
Warrants holders cashless price		161,112					161,112
First tranche | PubCo Merger
Common Stock
Maximum number of shares entitled to receive		1,000,000.0
Second tranche | PubCo Merger
Common Stock
Maximum number of shares entitled to receive		1,000,000.0
Third tranche | PubCo Merger
Common Stock
Maximum number of shares entitled to receive		1,000,000.0